Deferred Income	12 Months Ended
Dec. 31, 2024
Deferred Income
Deferred Income

15. Deferred Income

The following table summarizes details of deferred income at December 31, 2024 and December 31, 2023. The nature of the deferred income relating to Lilly is described in Note 17. The nature of the deferred income relating to RSRT is described in Note 26.

	December 31,	December 31,
	2024	2023

	(€ in thousands)
Payments from Eli Lilly and Company	50,930	64,739
Payments from Rett Syndrome Research Trust	441	—
Total deferred income	51,371	64,739
Current portion	(21,942)	(20,569)
Total non-current deferred income	29,429	44,170

The current portion of deferred income reflects the estimated value of the Company’s work under the Lilly collaboration and RSRT grant that is expected to be performed within one year after the balance sheet date.

The table below analyzes ProQR’s undiscounted deferred income release based on estimates for the measure of progress and allocated into relevant maturity groupings until the contractual maturity date:

	Within	Between 1	Between 2
	1 year	and 2 years	and 5 years	Over 5 years

	(€ in thousands)
At December 31, 2024
Deferred Income	21,942	21,087	8,342	—
Total	21,942	21,087	8,342	—

At December 31, 2023
Deferred Income	20,569	27,950	16,220	—
Total	20,569	27,950	16,220	—